Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Cash Flow Information [Abstract]
Schedule of Reconciliation of Liabilities Arising from Financing Activities

(a) Reconciliation of liabilities arising from financing activities

	Consolidated
	Convertible promissory notes	Derivative embedded in convertible bonds issued	Warrant	Issue of shares	Total
	US$	US$	US$	US$	US$
Beginning balance as of January 1, 2025	14,400,621	1,171,172	252,969	68,844,716	84,669,478
Cash flows from financing activities	-	-	-	-	-
Redemption for convertible notes	(15,000,000)	-	-	-	(15,000,000)
Issuance shares for services	-	-	-	18,000	18,000
Interest on convertible promissory notes	732,037		-	-	732,037
Gain on exchange of convertible note for reduction of equipment deposit (Note 13 and 16)	(583,484)	-	-	-	(583,484)
Fair value change of convertible note on exchange of the convertible note for return of equipment deposit (Note 13 and 15)	706,666	(706,666)	-	-	-
Fair value change in derivative financial instruments	-	(448,154)	(231,161)	-	(679,315)
Ending balance as of December 31, 2025	255,840	16,352	21,808	68,862,716	69,156,716
	Consolidated
	Convertible promissory notes	Derivative embedded in convertible bonds issued	Warrant	Issue of shares	Total
	US$	US$	US$	US$	US$
Beginning balance as of January 1, 2024	13,543,744	2,137,166	-	68,792,216	84,473,126
Cash flows from financing activities	11,396	338,604	-	52,500	402,500
Interest on convertible promissory notes	845,481	-	-	-	845,481
Fair value change in derivative financial instruments	-	(1,304,598)	252,969	-	(1,051,629)
Ending balance as of December 31, 2024	14,400,621	1,171,172	252,969	68,844,716	84,669,478

	Consolidated
	Convertible promissory notes	Derivative embedded in convertible bonds issued	Issue of shares	Total
	US$	US$	US$	US$
Beginning balance as of January 1, 2023	6,795,351	987,319	65,332,091	73,114,761
Cash flows from financing activities	-	-	1,533,408	1,533,408
Conversion of convertible note	(5,502,927)	-	600,000	(4,902,927)
Issuance of convertible promissory notes	13,459,326	1,540,674	-	15,000,000
Issuance of shares for services	-	-	576,717	576,717
Issuance on shares on acquisition of subsidiary	-	-	750,000	750,000
Interest of convertible promissory notes	84,418	-	-	84,418
Gain on derecognition of derivative liability	(1,292,424)	-	-	(1,292,424)
Gain on conversion of convertible notes liability	-	(987,318)	-	(987,318)
Gain on fair value change in derivative financial instruments	-	596,491	-	596,491
Ending balance as of December 31, 2023	13,543,744	2,137,166	68,792,216	84,473,126

Schedule of Changes in Working Capital

(b) Net cash outflows from changes in working capital

	Consolidated
	December 31, 2025 US$	December 31, 2024 US$	December 31, 2023 US$
Cash flows from changes in working capital
(Increase)/decrease in assets:
Trade receivables	(71,580)	-	-
Other receivables	(12,387)	(516,569)	(144,020)
Inventories	-	-	225,698
Other current assets	-	-	31,124
Due from the former group companies	-	-	436,906
Increase/(decrease) in liabilities:
Trade and other payables	873,112	296,162	804,891
Net cash inflows/ (outflows) from changes in working capital	789,145	(220,407)	1,354,599